RECENT CHANGES IN ACCOUNTING STANDARDSs	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Accounting Changes [Text Block]
3.	RECENT CHANGES IN ACCOUNTING STANDARDSs

In July 2013, the FASB issued ASU No. 2013-11, which amends the guidance in ASC 740, Income Taxes. ASU No. 2013-11 requires that an unrecognized tax benefit, or portion of an unrecognized tax benefit, be presented as a reduction of a deferred tax asset for net operating loss carryforward, a similar tax loss, or a tax credit carryforward. If an applicable deferred tax asset is not available or a company does not expect to use the applicable deferred tax asset, the unrecognized tax benefit should be presented as a liability in the financial statements and should not be combined with an unrelated deferred tax asset. The amended guidance is to be applied prospectively and is effective for reporting periods (interim and annual) beginning after December 15, 2013. The implementation of the amended guidance is not expected to have a material impact on our consolidated financial position or results of operations.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements